OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [abstract]
Disclosure of additional information about leasing activities for lessee [text block]
Non-cancellable operating lease rentals are payable as follows:

	Year ended December 31
(in millions of U.S. dollars)	2017	2016
Non-cancellable operating lease rentals
Less than 1 year	2.0	1.9
Between 1 and 5 years	5.0	0.7
More than 5 years	3.2	-
Total non-cancellable operating lease rentals	10.2	2.6